Note 5 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Patents and copyrights	$ 14,319	$ 14,755
Less accumulated amortization	(12,960)	(12,970)
Total	$ 1,359	$ 1,785